Fair Value Disclosures on Financial Instruments	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures on Financial Instruments
Fair Value Disclosures on Financial Instruments

(F.2) Fair Value Disclosures on Financial Instruments

Accounting Policies

It is our policy that transfers between the different levels of the fair value hierarchy are deemed to have occurred at the beginning of the period of the event or change in circumstances that caused the transfer.

Fair Value of Financial Instruments

We use various types of financial instruments in the ordinary course of business, which are classified as either amortized cost (AC) or fair value through profit or loss (FVTPL) (2017: loans and receivables (L&R), available-for-sale (AFS), held-for-trading (HFT), or amortized cost (AC)). For those financial instruments measured at fair value or for which fair value must be disclosed, we have categorized the financial instruments into a three-level fair value hierarchy depending on the inputs used to determine fair value and their significance for the valuation techniques.

Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy

€ millions	Category	12/31/2018
		Carrying Amount	Measurement Categories		Fair Value

			At Amortized	At Fair Value	Level 1	Level 2	Level 3	Total
			Cost

Assets
Cash and cash equivalents		8,627
Cash at banks1)	AC	2,918	2,918
Time deposits1)	AC	4,514	4,514
Money market and similar funds	FVTPL	1,195		1,195	1,195
Trade and other receivables		6,480
Trade receivables1)	AC	6,188	6,188
Other receivables2)	-	293
Other financial assets		1,984
Debt securities	AC	77	77		77			77
Equity securities	FVTPL	1,248		1,248	52	0	1,196	1,248
Investments in associates2)	-	26
Time deposits	AC	134	134			134
Financial instruments related to employee benefit plans2)	-	165
Loans and other financial receivables	AC	147	147			147		147
Derivative assets
Designated as hedging instrument
FX forward contracts	-	2		2		2		2
Interest rate swaps	-	11		11		11		11
Not designated as hedging instrument
FX forward contracts	FVTPL	100		100		100		100
Call options for share-based payments	FVTPL	68		68		68		68
Call option on equity shares	FVTPL	5		5			5	5
Liabilities
Trade and other payables		-1,614
Trade payables1)	AC	-1,265	-1,265
Other payables2)	-	-350
Financial liabilities		-11,678
Non-derivative financial liabilities
Loans	AC	-58	-58			-58		-58
Bonds	AC	-10,204	-10,204		-10,365			-10,365
Private placements	AC	-1,041	-1,041			-1,035		-1,035
Other non-derivative financial liabilities	AC	-298	-298			-298		-298
Derivatives
Designated as hedging instrument
FX forward contracts	-	-9		-9		-9		-9
Interest rate swaps	-	-3		-3		-3		-3
Not designated as hedging instrument
FX forward contracts	FVTPL	-65		-65		-65		-65
Total financial instruments, net		3,798	1,112	2,553	-9,041	-1,006	1,201	-10,175

Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy

€ millions	Category	12/31/2017
		Carrying Amount	Measurement Categories		Fair Value

			At Amortized	At Fair Value	Level 1	Level 2	Level 3	Total
			Cost

Assets
Cash and cash equivalents1)	L&R	4,011	4,011
Trade and other receivables		6,017
Trade receivables1)	L&R	5,810	5,810
Other receivables2)	-	207
Other financial assets		2,145
Available-for-sale financial assets
Debt investments	AFS	39		39	39			39
Equity investments	AFS	827		827	87	8	732	827
Investments in associates2)	-	32
Loans and other financial receivables
Financial instruments related to employee benefit plans2)	-	155
Loans and other financial receivables	L&R	899	899			899		899
Derivative assets
Designated as hedging instrument
FX forward contracts	-	29		29		29		29
Interest rate swaps	-	24		24		24		24
Not designated as hedging instrument
FX forward contracts	HFT	41		41		41		41
Call options for share-based payments	HFT	90		90		90		90
Call option on equity shares	HFT	11		11			11	11
Liabilities
Trade and other payables		-1,270
Trade payables1)	AC	-952	-952
Other payables2)	-	-318
Financial liabilities		-6,595
Non-derivative financial liabilities
Loans	AC	-24	-24			-24		-24
Bonds	AC	-5,147	-5,147		-5,335			-5,335
Private placements	AC	-1,130	-1,130			-1,136		-1,136
Other non-derivative financial liabilities	AC	-208	-208			-208		-208
Derivatives
Designated as hedging instrument
FX forward contracts	-	-1		-1		-1		-1
Interest rate swaps	-	-1		-1		-1		-1
Not designated as hedging instrument
FX forward contracts	HFT	-84		-84		-84		-84
Total financial instruments, net		4,308	3,259	974	-5,209	-364	742	-4,830

1) We do not separately disclose the fair value for cash and cash equivalents, trade receivables, and accounts payable as their carrying amounts are a reasonable approximation of their fair values.

2) Since the line items trade receivables, trade payables, and other financial assets contain both financial and non-financial assets or liabilities (such as other taxes or advance payments), the carrying amounts of non-financial assets or liabilities are shown to allow a reconciliation to the corresponding line items in the Consolidated Statements of Financial Position.

Fair Values of Financial Instruments by Instrument Classification

€ millions	Category	12/31/2018
		Carrying Amount	At Amortized Cost	At Fair Value
Financial assets
At fair value through profit or loss	FVTPL	2,617		2,617
At amortized cost	AC	13,978	13,978
Financial liabilities
At fair value through profit or loss	FVTPL	-65		-65
At amortized cost	AC	-12,866	-12,866

Fair Values of Financial Instruments by Instrument Classification

€ millions	Category	12/31/2017
		Carrying Amount	At Amortized Cost	At Fair Value
Financial assets
At fair value through profit or loss	HFT	141		141
Available-for-sale	AFS	865		865
At amortized cost	L&R	10,719	10,719
Financial liabilities
At fair value through profit or loss	HFT	-84		-84
At amortized cost	AC	-7,460	-7,460

Determination of Fair Values

A description of the valuation techniques and the inputs used in the fair value measurement is given below:

Financial Instruments Measured at Fair Value on a Recurring Basis

Type	Fair Value Hierarchy	Determination of Fair Value/Valuation Technique	Significant Unobservable Inputs	Interrelationship Between Significant Unobservable Inputs and Fair Value Measurement
Other financial assets
Money-market and similar funds	Level 1	Quoted prices in an active market	NA	NA
Debt securities	Level 1	Quoted prices in an active market	NA	NA
Listed equity securities	Level 1	Quoted prices in an active market	NA	NA
	Level 2	Quoted prices in an active market deducting a discount for the disposal restriction derived from the premium for a respective put option.	NA	NA
Unlisted equity securities	Level 3	Market approach. Comparable company valuation using revenue multiples derived from companies comparable to the investee.	Peer companies used (revenue multiples range from 8.6 to 9.0) Revenues of investees Discounts for lack of marketability (10% to 20%)	The estimated fair value would increase (decrease) if: -The revenue multiples were higher (lower) -The investees’ revenues were higher (lower) -The liquidity discounts were lower (higher).

Market approach. Venture capital method evaluating a variety of quantitative and qualitative factors such as actual and forecasted results, cash position, recent or planned transactions, and market comparable companies.

			NA	NA
		Last financing round valuations	NA	NA
		Liquidation preferences	NA	NA
		Net asset value/fair market value as reported by the respective funds	NA	NA
Call options for share-based payment plans	Level 2	Monte Carlo model. Calculated considering risk-free interest rates, the remaining term of the derivatives, the dividend yields, the share price, and the volatility of our share.	NA	NA
Call option on equity shares	Level 3	Market approach. Company valuation using revenue multiples (2017: EBITDA multiples) based on actual results derived from the investee.	Revenue multiples (2017: EBITDA multiples) used Revenue (2017: EBITDA) of the investee	The estimated fair value would increase (decrease) if: - The revenue multiples (2017: EBITDA multiples) were higher (lower) - The investees’ revenue (2017: EBITDA) were higher (lower)
Other financial assets/ Financial liabilities
FX forward contracts	Level 2

Discounted cash flow using par-method. Expected future cash flows based on forward exchange rates are discounted over the respective remaining term of the contracts using the respective deposit interest rates and spot rates.

			NA	NA
Interest rate swaps	Level 2

Discounted cash flow. Expected future cash flows are estimated based on forward interest rates from observable yield curves and contract interest rates, discounted at a rate that reflects the credit risk of the counterparty.

			NA	NA

Financial Instruments Not Measured at Fair Value

Type	Fair Value Hierarchy	Determination of Fair Value/Valuation Technique
Financial liabilities
Fixed-rate bonds (financial liabilities)	Level 1	Quoted prices in an active market
Fixed-rate private placements/ loans (financial liabilities)	Level 2	Discounted cash flows. Future cash outflows for fixed interest and principal are discounted over the term of the respective contracts using the market interest rates as of the reporting date.

For other non-derivative financial assets/liabilities and variable rate financial debt, it is assumed that their carrying value reasonably approximates their fair values.

Transfers Between Levels 1 and 2

Transfers of equity securities from Level 2 to Level 1, which occurred because disposal restrictions lapsed and deducting a discount for such restriction was no longer necessary, were €46 million in 2018 (2017: €360 million), while transfers from Level 1 to Level 2 did not occur at all.

Level 3 Fair Value Disclosures

The following table shows the reconciliation of fair values from the opening to the closing balances for our unlisted equity securities and call options on equity shares classified as Level 3 fair values:

Reconciliation of Level 3 Fair Values

€ millions	2018	2017
01/01	742	722
Transfers
Into Level 3	0	0
Out of Level 3	-12	-100
Purchases	409	257
Sales	-143	-102
Gains/losses
Included in financial income, net in profit and loss	168	26
Included in available-for-sale financial assets in other comprehensive income	0	28
Included in exchange differences in other comprehensive income	38	-89
12/31	1,202	742
Change in unrealized gains/losses in profit and loss for equity investments held at the end of the reporting period	0	0

Transfers out of Level 3 are due to initial public offerings of the respective investee. Changing the unobservable inputs to reflect reasonably possible alternative assumptions would not have a material impact on the fair values of our unlisted equity securities held as FVTPL (2017: available-for-sale) as of the reporting date.